Federated Mini-Cap Index Fund
class c shares
institutional shares

A Portfolio of Federated Index Trust

_____________________________________________________________________________________________

Supplement to Prospectuses dated December 31, 2008

On May 15, 2009, The Board of Trustees (the “Board”) of the Federated Index Trust approved a Plan of Liquidation for the Federated Mini-Cap Index Fund (the “Fund”) pursuant to which the Fund will be liquidated (the “Liquidation”) on or about September 11, 2009 (the “Liquidation Date”). Accordingly, effective as of the close of business on August 31, 2009, the Fund will no longer sell shares to new investors or to existing shareholders, other than through automatic investment plans and purchases made through reinvestment of dividends.

Beginning on or about June 26, 2009, it is anticipated the Fund will be transitioning into future contracts on the Russell 2000 ® Index and other instruments which will allow the Fund to position itself for the liquidation.  In connection with the Liquidation, any shares of the Fund outstanding on the Liquidation Date will automatically be redeemed by the Fund on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been provided for or discharged.  The distribution to shareholders of the Liquidation proceeds will occur on the Liquidation Date, and will be made to all shareholders of record as of the close of business on the Liquidation Date.  In addition, any income or capital gains will be distributed to shareholders, if necessary, prior to the Liquidation Date.

Any time prior to the Liquidation Date, the shareholders of the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth in the Prospectus.  Shareholders may also exchange their shares of the Fund into shares of the same class of another Federated fund if they meet the eligibility criteria for such class. The contingent deferred sales charge for Class C shares will be waived for shareholders who redeem their shares prior to and upon liquidation.

If you are a taxable shareholder, the Liquidation of the Fund will be a realization event.  In addition, any income or capital gain distributed to shareholders prior to the Liquidation Date will be subject to tax.

All investors should consult with their tax advisor regarding the tax consequences of this liquidation.

Cusips
31420E304
31420E601

40676 (6/09)

June 8, 2009

Federated Mini-Cap Index Fund
class c shares
institutional shares

A Portfolio of Federated Index Trust

_____________________________________________________________________________________________

Supplement to Statement of Additional Information dated December 31, 2008

On May 15, 2009, The Board of Trustees (the “Board”) of the Federated Index Trust approved a Plan of Liquidation for the Federated Mini-Cap Index Fund (the “Fund”) pursuant to which the Fund will be liquidated (the “Liquidation”) on or about September 11, 2009 (the “Liquidation Date”). Accordingly, effective as of the close of business on August 31, 2009, the Fund will no longer sell shares to new investors or to existing shareholders, other than through automatic investment plans and purchases made through reinvestment of dividends.

Beginning on or about June 26, 2009, it is anticipated the Fund will be transitioning into future contracts on the Russell 2000 ® Index and other instruments which will allow the Fund to position itself for the liquidation.  In connection with the Liquidation, any shares of the Fund outstanding on the Liquidation Date will automatically be redeemed by the Fund on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been provided for or discharged.  The distribution to shareholders of the Liquidation proceeds will occur on the Liquidation Date, and will be made to all shareholders of record as of the close of business on the Liquidation Date.  In addition, any income or capital gains will be distributed to shareholders, if necessary, prior to the Liquidation Date.

Any time prior to the Liquidation Date, the shareholders of the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth in the Prospectus.  Shareholders may also exchange their shares of the Fund into shares of the same class of another Federated fund if they meet the eligibility criteria for such class. The contingent deferred sales charge for Class C shares will be waived for shareholders who redeem their shares prior to and upon liquidation.

If you are a taxable shareholder, the Liquidation of the Fund will be a realization event.  In addition, any income or capital gain distributed to shareholders prior to the Liquidation Date will be subject to tax.

All investors should consult with their tax advisor regarding the tax consequences of this liquidation.

Cusips
31420E304
31420E601

40676 (6/09)

June 8, 2009